SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA	12 Months Ended
Dec. 31, 2025
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA
NOTE 17:-	SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA

	Year ended December 31,
	2025	2024	2023
Financial income, net:

Interest on bank deposits and other	$16,939	$13,122	$11,377
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	4,504	4,903	2,787
Loss on sale of marketable securities	-	-	(243)
Bank charges	(308)	(236)	(197)
Foreign currency differences, net	(3,236)	(1,237)	203

	$17,899	$16,552	$13,927